Contingencies and Other Matters (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Contingencies And Other Matters Details [Abstract]
Guaranteed Separate Accounts Liability	$ 1,700,000,000
Separate Accounts Liability Sold Business Percent Reinsured	75.00%
Underlying mutual fund investment values for Guaranteed Minimum Income Benefits	1,100,000,000
Maximum potential undiscounted payments under Guaranteed Minimum Income Benefits assumptions	1,200,000,000
Percentage of Guaranteed Minimum Income Benefit assets reinsured externally	55.00%	55.00%
Indemnification Obligations To Lenders	292,000,000
Liabilities Required Indemnification Obligations Real Estate Joint Ventures	no
Leased equipment value deficiency guarantees	44,000,000
Guarantee For Lease Shortfall Expiring 2012	28,000,000
Guarantee For Lease Shortfall Expiring 2016	16,000,000
Guarantee Liability For Lease Shortfall	14,000,000
Liabilities Required Indemnification Obligations Acquisitions and Dispositions	no liabilities
Percentage of Administrative Service Only fees at risk for performance guarantees	14.00%
Percentage of ASO fees reimbursed for performance guarantees	1%
Guarantees to banks to settle claim checks processed by the company for administrative service only customers	390,000,000
Charges for administrative service only bank guarantees Text String	no material charges
Charges for administrative service only bank guarantees		3,000,000
Percent reduction in exposure of guarantees to banks since balance sheet date	94.00%
Liabilities Required Bank Service Guarantees	no
Estimated Potential Guaranty Fund Assessments Range	40
Amara cash balance pension plan litigation charge pre tax	82,000,000
Amara cash balance pension plan litigation charge after tax	53,000,000
Contribution to establishment of non-profit resulting from Ingenix	$ 10,000,000
After Tax Charges For Guaranty Fund Assessments	not material	not material